AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 24, 2016.

Securities Act File No. 033-79708

Investment Company Act File No. 811-08542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

Pre-Effective Amendment No.	| |
Post-Effective Amendment No. 73	|X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

Amendment No. 75	|X|

THE SARATOGA ADVANTAGE TRUST

(a Delaware business trust)

(Exact Name of Registrant as Specified in Charter)

1616 N. LITCHFIELD ROAD, SUITE 165

GOODYEAR, ARIZONA 85395

(Address of Principal Executive Offices)(Zip Code)

(623) 266-4567

(Registrant's Telephone Number, Including Area Code)

STUART M. STRAUSS, ESQ.

DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036-6797

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

_______	immediately upon filing pursuant to paragraph (b) of Rule 485.
___X___	On May 27, 2016 pursuant to paragraph (b)
_______	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
_______	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
_______	on [date] pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

X	this post-effective amendment designates a new effective date for a previously file post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 70 to its Registration Statement until May 27, 2016.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 70 under the Securities Act of 1933 and No. 72 under the Investment Company Act of 1940, filed on March 11, 2016, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the State of Arizona on the 24th day of May, 2016.

THE SARATOGA ADVANTAGE TRUST

By: /s/Bruce E. Ventimiglia

Bruce E. Ventimiglia

President, CEO and

Chairman of the Board of Trustees

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
/s/Bruce E. Ventimiglia_ Bruce E. Ventimiglia	Trustee, Chairman of the Board, President and CEO (principal executive officer)	May 24, 2016
/s/Jonathan W. Ventimiglia Jonathan W. Ventimiglia	Chief Financial Officer & Treasurer (principal financial officer & principal accounting officer)	May 24, 2016
/s/ Patrick H. McCollough* Patrick H. McCollough	Trustee	May 24, 2016
/s/ Udo W. Koopmann* Udo W. Koopmann	Trustee	May 24, 2016
/s/ Floyd E. Seal* Floyd E. Seal	Trustee	May 24, 2016
/s/ Stephen H. Hamrick* Stephen H. Hamrick	Trustee	May 24, 2016

*By: /s/ Stuart M. Strauss

Stuart M. Strauss, Attorney-in-Fact